TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

	Year Ended December 31,
	2025	2024	2023
Deferred tax assets:	USD in thousands
Operating loss carryforward	111,323	81,759	73,448
Deferred taxes due to carryforward losses	25,604	18,804	16,893
Valuation allowance	(25,604)	(18,804)	(16,893)
Net deferred tax asset	—	—	—

SCHEDULE OF EFFECTIVE TAX EXPENSE (BENEFIT)

	Year Ended December 31,
	2025	2024	2023

Loss before taxes on income	12,103	11,138	18,410
Israeli statutory income tax rate	23%	23%	23%
Theoretical statutory tax benefit	2,783	2,562	4,234
Losses for which a valuation allowance was provided or benefit from loss carry forwards and permanent differences	(2,783)	(2,562)	(4,234)
Income tax expense	-	-	-